Offerings	Aug. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.001 par value
Amount Registered | shares	2,395,355
Maximum Aggregate Offering Price	$ 35,020,090.10
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,361.58
Offering Note	(1) The Registrant is relying on Rule 457(c) under the Securities Act of 1933 ("Securities Act") to calculate the registration fee. The maximum aggregate offering price is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low sales prices of the shares of common shares of beneficial interest on August 1, 2025, as reported on the New York Stock Exchange. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement. (2) The Registrant previously registered securities with a proposed maximum aggregate offering price not to exceed $201,355,700.61 on a Registration Statement on Form N-2 (File No. 333-285442) (the "Prior Registration Statement"), which was declared effective by the Securities and Exchange Commission on June 2, 2025. As of the date hereof, a balance of approximately 12,087,759 or $188,035,397.58 of such securities remain unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction J of Form N-2, the Registrant is hereby registering an additional 2,395,355 of its securities at a maximum aggregate offering price of $35,020,090.10. The additional amount of securities that is being registered represents no more than 20% of the remaining securities or the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The Registrant is relying on Rule 457(c) under the Securities Act of 1933 ("Securities Act") to calculate the registration fee. The maximum aggregate offering price is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low sales prices of the shares of common shares of beneficial interest on August 1, 2025, as reported on the New York Stock Exchange. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement. (2) The Registrant previously registered securities with a proposed maximum aggregate offering price not to exceed $201,355,700.61 on a Registration Statement on Form N-2 (File No. 333-285442) (the "Prior Registration Statement"), which was declared effective by the Securities and Exchange Commission on June 2, 2025. As of the date hereof, a balance of approximately 12,087,759 or $188,035,397.58 of such securities remain unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction J of Form N-2, the Registrant is hereby registering an additional 2,395,355 of its securities at a maximum aggregate offering price of $35,020,090.10. The additional amount of securities that is being registered represents no more than 20% of the remaining securities or the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.